Restatement impact of IFRS 16 - Impact on Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Basic earnings per share [abstract]
Basic earnings per share	€ 2.15	€ 3.49	[1]	€ 2.15	[1]
Diluted earnings per share	2.14	3.48	[1]	2.14	[1]
Underlying earnings per share	€ 2.55	€ 2.35	[1]	€ 2.23	[1]
Net profit	€ 6,026	€ 9,788	[1]	€ 6,456	[1]
Non-controlling interests	401	419	[1]	433	[1]
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share	€ 5,625	€ 9,369	[1]	€ 6,023	[1]
Previously stated [member]
Basic earnings per share [abstract]
Basic earnings per share		€ 3.50		€ 2.16
Diluted earnings per share		3.48		2.15
Underlying earnings per share		€ 2.36		€ 2.24
Net profit		€ 9,808		€ 6,486
Non-controlling interests		(419)		(433)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share		9,389		6,053
Post tax impact of non-underlying items		(3,024)		262
Underlying profit attributable to shareholders' equity - used for underlying earnings per share		€ 6,365		€ 6,315
As Restated [Member]
Basic earnings per share [abstract]
Basic earnings per share		€ 3.49		€ 2.15
Diluted earnings per share		3.48		2.14
Underlying earnings per share		€ 2.35		€ 2.23
Net profit		€ 9,788		€ 6,456
Non-controlling interests		(419)		(433)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share		9,369		6,023
Post tax impact of non-underlying items		(3,024)		262
Underlying profit attributable to shareholders' equity - used for underlying earnings per share		€ 6,345		€ 6,285

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.